Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense
Income tax expense for 2014 and 2013 consisted of the following:

	2014	2013
	(Amounts in thousands)

Current tax expense:
Federal	$2,938	$2,657
State	984	1,094
	3,922	3,751
Deferred tax benefit	1,789	(126)
Income tax expense	$5,711	$3,625

Components of Net Deferred Tax Asset
The components of the net deferred tax asset at December 31, 2014 and 2013 were as follows:

	2014	2013
	(Amounts in thousands)

Deferred tax assets
Allowance for loan losses	$6,849	$7,204
Stock compensation	—	29
Depreciation	349	162
SERP	1,271	—
Capitalized OREO expense	1,984	1,563
OTTI write down on securities	65	437
Nonaccrued interest	952	1,528
Discount accretion	—	27
	11,470	13,172
Deferred tax liabilities:
Deferred loan costs	(842)	(755)
Unrealized gains and losses	(110)	(157)
	(952)	(912)
Net deferred tax asset	$10,518	$12,260

Reconciliation of Effective Income Tax Rate with Statutory Federal Rate
A reconciliation of the Company's effective income tax rate with the statutory federal rate for 2014 and 2013 is as follows:

	2014	2013
	(Amounts in thousands)

At Federal statutory rate	$6,128	$4,373
Adjustments resulting from:
State income taxes, net of Federal tax benefit	675	727
Noncontrolling interest	(625)	(1,422)
Tax exempt income	(31)	(30)
Dividend exclusion	—	(22)
BOLI	(122)	(127)
Nondeductible expenses	5	—
Other	(319)	126
	$5,711	$3,625